Restricted Bank Deposits - Summary of Restricted Bank Deposits (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Restricted bank deposits	¥ 12	¥ 6